Borrowings and other financial liabilities - Summary of borrowings and other financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	$ 13,341	$ 12,847
Total other current financial liabilities	1,372	1,073
Total other financial liabilities	247	666
Non-current portion of non-current borrowings	13,093	12,440
Current borrowings	1,022	312
Borrowings	14,115	12,752
Current borrowings and current portion of non-current borrowings	1,372	1,073
Borrowings and other financial liabilities	14,713	13,920
Derivative financial instruments [Member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	248	407
Total other current financial liabilities	103	95
Total other financial liabilities	351	502
Other financial liabilities [Member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	0	0
Total other current financial liabilities	247	666
Total other financial liabilities	247	666
Net Other Financial Liabilities [Member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	248	407
Total other current financial liabilities	350	761
Total other financial liabilities	$ 598	$ 1,168